Eaton Vance
International Small-Cap Fund
February 29, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 93.7%
Security	Shares	Value
Australia — 7.4%
BlueScope Steel Ltd.	13,760	$ 204,618
CAR Group Ltd.	39,966	957,490
Data#3 Ltd.	106,134	581,205
Dexus	93,175	446,199
Dicker Data Ltd.	77,220	632,370
Evolution Mining Ltd.	125,458	238,468
IGO Ltd.	29,281	151,027
Lynas Rare Earths Ltd.(1)	21,685	82,509
Northern Star Resources Ltd.	35,381	294,111
Steadfast Group Ltd.	155,912	587,546
Westgold Resources Ltd.(1)	142,700	180,776
		$ 4,356,319
Austria — 0.7%
BAWAG Group AG(2)	7,530	$ 426,454
		$ 426,454
Belgium — 2.7%
Azelis Group NV	34,957	$ 720,218
KBC Ancora	11,611	545,842
VGP NV	3,115	342,600
		$ 1,608,660
Canada — 7.5%
Agnico Eagle Mines Ltd.	4,447	$ 213,282
ARC Resources Ltd.	15,587	265,650
ATS Corp.(1)	17,412	656,117
Descartes Systems Group, Inc.(1)	5,111	442,992
Granite Real Estate Investment Trust	10,571	561,362
Keyera Corp.	15,610	384,053
Killam Apartment Real Estate Investment Trust	47,372	664,252
Pan American Silver Corp.	7,020	87,107
Peyto Exploration & Development Corp.	36,011	373,868
Quebecor, Inc., Class B	14,916	348,844
TMX Group Ltd.	14,887	390,507
		$ 4,388,034
Denmark — 0.6%
Topdanmark AS	7,480	$ 336,502
		$ 336,502
Security	Shares	Value
France — 1.8%
IPSOS SA	15,034	$ 1,048,860
		$ 1,048,860
Germany — 2.7%
Jenoptik AG	25,691	$ 812,831
LEG Immobilien SE(1)	5,875	432,749
Schott Pharma AG & Co. KGaA(1)	7,436	325,449
		$ 1,571,029
Italy — 7.7%
Amplifon SpA	16,784	$ 560,461
BFF Bank SpA(2)	76,669	894,310
DiaSorin SpA	4,453	449,426
FinecoBank Banca Fineco SpA	27,816	385,350
Interpump Group SpA	13,097	622,284
MARR SpA	43,009	526,336
Moncler SpA	9,055	652,926
Reply SpA	3,059	424,787
		$ 4,515,880
Japan — 25.9%
As One Corp.	17,332	$ 605,658
Asahi Intecc Co. Ltd.	29,742	619,036
Azbil Corp.	14,474	425,352
BayCurrent Consulting, Inc.	24,227	544,257
Chiba Bank Ltd.	94,508	769,676
Cosmos Pharmaceutical Corp.	7,927	774,610
Daiseki Co. Ltd.	15,277	405,038
dip Corp.	25,176	441,903
Fukuoka Financial Group, Inc.	28,042	728,496
Goldwin, Inc.	7,212	418,380
Hoshizaki Corp.	17,467	596,213
JMDC, Inc.	10,991	272,900
Kobe Bussan Co. Ltd.	13,625	366,831
Kyoritsu Maintenance Co. Ltd.	20,489	865,817
LaSalle Logiport REIT	641	602,614
Mitsui Fudosan Logistics Park, Inc.	191	541,377
Miura Co. Ltd.	16,583	353,980
Nihon M&A Center Holdings, Inc.	42,582	285,582
NOF Corp.	16,725	752,044
Riken Keiki Co. Ltd.	13,713	704,236
Sanwa Holdings Corp.	58,846	1,044,503
Sumco Corp.	45,251	710,162
T Hasegawa Co. Ltd.	21,721	453,365
TechnoPro Holdings, Inc.	15,179	303,993
Tosei Corp.	38,049	519,615

Eaton Vance
International Small-Cap Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Toyo Suisan Kaisha Ltd.	9,330	$ 541,503
USS Co. Ltd.	32,863	572,053
		$15,219,194
Luxembourg — 0.2%
APERAM S.A.	4,625	$ 141,431
		$ 141,431
Netherlands — 3.9%
BE Semiconductor Industries NV	4,614	$ 835,678
Euronext NV(2)	7,695	709,176
IMCD NV	4,897	747,083
		$ 2,291,937
New Zealand — 1.7%
EBOS Group Ltd.	27,406	$ 617,702
Spark New Zealand Ltd.	126,063	389,381
		$ 1,007,083
Norway — 1.1%
SmartCraft ASA(1)	259,868	$ 638,176
		$ 638,176
Portugal — 0.7%
NOS SGPS SA	124,173	$ 431,901
		$ 431,901
Singapore — 0.9%
Daiwa House Logistics Trust	1,060,969	$ 504,812
		$ 504,812
Spain — 1.6%
Acciona SA	4,537	$ 508,256
Inmobiliaria Colonial Socimi SA	83,351	453,768
		$ 962,024
Sweden — 6.0%
AddTech AB, Class B	32,844	$ 727,110
Boliden AB	6,175	156,502
Cibus Nordic Real Estate AB publ	50,662	569,240
Indutrade AB	18,883	500,740
Lagercrantz Group AB, Class B	30,648	444,727
Sdiptech AB, Class B(1)	33,009	796,192
SSAB AB, Class B	45,060	352,841
		$ 3,547,352
Security	Shares	Value
Switzerland — 1.3%
Galenica AG(2)	5,581	$ 479,227
VZ Holding AG	2,162	271,725
		$ 750,952
United Kingdom — 18.1%
Allfunds Group PLC	47,769	$ 339,594
Bellway PLC	7,108	242,440
Cranswick PLC	19,730	960,753
Diploma PLC	23,457	1,027,294
DiscoverIE Group PLC	97,372	825,148
Games Workshop Group PLC	7,174	852,550
Grainger PLC	104,885	330,491
Greggs PLC	24,921	849,936
JTC PLC(2)	89,100	877,573
Judges Scientific PLC	6,246	844,236
Nomad Foods Ltd.	16,333	301,017
Shaftesbury Capital PLC	270,093	422,636
SSP Group PLC	222,624	615,401
Volution Group PLC	131,352	672,303
Wise PLC, Class A(1)	77,921	905,231
Zegona Communications PLC(1)	208,659	545,064
		$10,611,667
United States — 1.2%
Autoliv, Inc.	5,853	$ 679,124
		$ 679,124
Total Common Stocks (identified cost $48,715,693)		$55,037,391

Exchange-Traded Funds — 4.2%
Security	Shares	Value
Equity Funds — 4.2%
iShares MSCI EAFE Small-Cap ETF	9,347	$ 572,504
iShares MSCI Hong Kong ETF	47,440	774,695
iShares MSCI Singapore ETF	34,150	607,528
iShares S&P/TSX SmallCap Index ETF	38,888	516,635
Total Exchange-Traded Funds (identified cost $2,851,794)		$ 2,471,362

Eaton Vance
International Small-Cap Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	1,162,083	$ 1,162,083
Total Short-Term Investments (identified cost $1,162,083)		$ 1,162,083

Total Investments — 99.9% (identified cost $52,729,570)	$58,670,836
Other Assets, Less Liabilities — 0.1%	$ 70,626
Net Assets — 100.0%	$58,741,462
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2024, the aggregate value of these securities is $3,386,740 or 5.8% of the Fund's net assets.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of February 29, 2024.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Industrials	20.6%	$12,114,194
Financials	13.9	8,167,982
Information Technology	11.3	6,652,516
Real Estate	10.9	6,391,715
Consumer Discretionary	9.8	5,748,627
Health Care	6.7	3,929,859
Communication Services	6.3	3,721,540
Consumer Staples	5.9	3,471,050
Materials	5.6	3,308,081
Exchange-Traded Funds	4.2	2,471,362
Energy	1.8	1,023,571
Utilities	0.9	508,256
Short-Term Investments	2.0	1,162,083
Total Investments	99.9%	$58,670,836

The Fund did not have any open derivative instruments at February 29, 2024.
Affiliated Investments
At February 29, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,162,083, which represents 2.0% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended February 29, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,435,224	$5,072,663	$(5,345,804)	$ —	$ —	$1,162,083	$19,220	1,162,083
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
International Small-Cap Fund
February 29, 2024
Portfolio of Investments (Unaudited) — continued

At February 29, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ —	$21,087,408	$ —	$21,087,408
Developed Europe	301,017	28,581,808	—	28,882,825
North America	5,067,158	—	—	5,067,158
Total Common Stocks	$5,368,175	$49,669,216*	$ —	$55,037,391
Exchange-Traded Funds	$2,471,362	$ —	$ —	$ 2,471,362
Short-Term Investments	1,162,083	—	—	1,162,083
Total Investments	$9,001,620	$49,669,216	$ —	$58,670,836
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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